STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 28, 2020	Feb. 26, 2020	Feb. 25, 2020	Mar. 29, 2019	Oct. 31, 2021	Apr. 30, 2021	Sep. 01, 2020	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Sep. 08, 2020	Jun. 04, 2020
Class of Stock [Line Items]
Preferred stock, shares outstanding												0
Preferred stock, shares issued												0
Common Stock, Shares Authorized					15,000,000				15,000,000		15,000,000	15,000,000	15,000,000	20,000,000,000
Common Stock, Par or Stated Value Per Share					$ 0.000001				$ 0.000001		$ 0.000001	$ 0.000001
Common Stock, Shares, Outstanding					3,410,235				3,410,235		1,427,163	538,464
Common Stock, Shares, Issued					3,410,235				3,410,235		1,427,163	538,464
Charge to debt discount									$ 125,000
Lenders for fees (in shares)									89,771
Number of shares issued									63,011		45,000
Value of shares issued									$ 137,555		$ 18,900
[custom:CommitmentFee]									107,290
[custom:CommitmentFeeValue]									$ 59,801
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares					500,000				500,000		0
[custom:OptionAndWarrantExpense]					$ 1,097,500				$ 1,263,500		$ 0	$ 0
Number of shares issued											45,000
Description of reverse stock split			4000:1 reverse stock split	6000:1 reverse stock
Conversion of notes payable											$ 24,803	752,409
Accrued Interest to common stock											19,933	240,035
Derivative liabilty											$ 20,185	$ 27,850
Conversion of common stock											624,847	536,613
[custom:ChangesDueToConversionOfNotesPayable]												$ 755,253
Number of warrant issued											950,000
Description of voting rights											Company who controls approximately 60% of all voting shares would decide if a fundamental transaction would occur
Option and warrant expense											$ 351,500
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued									1,723,000		175,000
Value of shares issued										3,037,625	350,000
Net proceeds of amount									$ 2,224,805		$ 250,000
Remaining share proceeds receivable									2,301		100,000
Charge to debt discount											$ 35,060
Lenders for fees (in shares)											43,852
Number of shares issued						50,000
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized											20,000,000	20,000,000
Preferred stock, par value											$ 0.001	$ 0.001
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding					0				0		0	0
Preferred stock, shares issued					0				0		0	0
Preferred stock, shares authorized					330,000				330,000		330,000	330,000
Preferred stock, par value					$ 0.001				$ 0.001		$ 0.001	$ 0.001
Number of shares issued
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding					20,000				20,000		20,000	20,000
Preferred stock, shares issued					20,000				20,000		20,000	20,000
Preferred stock, shares authorized					20,000				20,000		20,000	20,000
Preferred stock, par value					$ 0.001				$ 0.001		$ 0.001	$ 0.001
Preferred stock voting rights, description											The Series B Preferred Stock have voting rights equal to 66.7% of the total voting rights at any time.
Number of shares issued
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding					7,250				7,250		7,250	6,750
Preferred stock, shares issued					7,250		100		7,250		7,250	6,750
Preferred stock, shares authorized					7,250				7,250		7,250	7,250
Preferred stock, par value					$ 0.001				$ 0.001		$ 0.001	$ 0.001
Conversion price											$ 2.63	$ 2.63
Number of shares issued	150	250					100
Accrued expenses - related party											$ 11,177
Conversion of notes payable					$ 9,105				$ 9,105
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding					870				870		870	870
Preferred stock, shares issued					870				870		870	870
Preferred stock, shares authorized					870				870		870	870
Preferred stock, par value					$ 0.001				$ 0.001		$ 0.001	$ 0.001
Preferred stock voting rights, description								These shares are non-voting			These shares are non-voting, do not receive dividends and are redeemable according to the terms set out below:
Optional redemption per share					$ 1,000				$ 1,000		$ 1,000